Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On(7):
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(4)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)(4)(5)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)	Net Income (thousands) ($)	Adjusted EBITDA (thousands) ($)(8)
2025	7,220,612	10,338,859	2,148,329	2,716,064	60.58	136.40	58,520	222,092
2024	1,361,112	(16,038,379)	6,515,975	(953,437)	62.84	134.74	54,336	198,760
2023	1,093,512	7,268,130	986,131	2,429,254	135.45	133.85	62,037	187,076
2022	68,580,072	31,304,264	9,301,761	(708,249)	113.48	133.44	30,358	125,690
2021	862,462	12,703,237	5,449,136	6,880,527	183.42	138.35	65,769	67,347

Named Executive Officers, Footnote	Mr. Schlanger served as our chief executive officer from January 2017 to December 2021. Mr. Anevski has served as our chief executive officer since January 1, 2022.on-PEO NEOs include Mr. Livingston, Ms. Swartz, Ms. Cummings, and Mr. Clapp. For 2024, 2023, and 2022, the non-PEO NEOs include Mr. Livingston, Mr. Schlanger, Ms. Swartz, and Mr. Sturmer. For 2021, the non-PEO NEOs include Mr. Anevski, Mr. Livingston, Ms. Bealer, and Ms. Greenbaum.
Peer Group Issuers, Footnote	The peer group used for this purpose is Standard & Poor’s 500 Health Care Index, which is one of the peer groups reported in our Annual Report pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 7,220,612	$ 1,361,112	$ 1,093,512	$ 68,580,072	$ 862,462
PEO Actually Paid Compensation Amount	$ 10,338,859	(16,038,379)	7,268,130	31,304,264	12,703,237
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our PEO represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	7,220,612	1,361,112	1,093,512	68,580,072	862,462
Less, value of Stock Awards and Option Awards in Summary Compensation Table	(5,599,975)	—	—	(67,568,600)	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	6,388,355	—	—	39,410,940	—
Plus/Less, year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	809,756	(14,121,283)	4,879,355	(3,368,117)	5,284,970
Plus/Less, change in fair value from the end of the prior fiscal year to the vesting date of equity awards granted in prior years that vested in the year	1,520,110	(3,278,208)	1,295,263	(5,750,031)	6,555,805
Compensation Actually Paid to PEO	10,338,859	(16,038,379)	7,268,130	31,304,264	12,703,237

Non-PEO NEO Average Total Compensation Amount	$ 2,148,329	6,515,975	986,131	9,301,761	5,449,136
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,716,064	(953,437)	2,429,254	(708,249)	6,880,527
Adjustment to Non-PEO NEO Compensation Footnote	Average compensation actually paid to our non-PEO NEOs represents the average “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Average Summary Compensation Table Total	2,148,329	6,515,975	986,131	9,301,761	5,449,136
Less, average value of Stock Awards and Option Awards in Summary Compensation Table	(1,409,987)	(5,872,570)	(324,669)	(8,766,978)	(4,777,735)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,628,130	3,205,690	328,179	5,604,053	3,820,260
Plus/Less, average year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	199,427	(2,751,154)	938,008	(3,796,209)	1,617,046
Plus, average fair value of equity awards granted and vested in the year	—	—	—	—	—
Plus/Less, change in fair value from the end of the prior fiscal year to the vesting date of equity awards granted in prior years that vested in the year	150,165	(2,051,378)	501,605	(3,050,876)	1,950,757
Less, average fair value of equity awards granted in prior years that failed to meet vesting conditions in the year	—	—	—	—	(1,178,937)
Average Compensation Actually Paid to non-PEO NEOs	2,716,064	(953,437)	2,429,254	(708,249)	6,880,527

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Revenue b.Adjusted EBITDA c.Net bookings
Total Shareholder Return Amount	$ 60.58	62.84	135.45	113.48	183.42
Peer Group Total Shareholder Return Amount	136.40	134.74	133.85	133.44	138.35
Net Income (Loss)	$ 58,520,000	$ 54,336,000	$ 62,037,000	$ 30,358,000	$ 65,769,000
PEO Name	Mr. Anevski	Mr. Anevski	Mr. Anevski	Mr. Anevski	Mr. Schlanger	Mr. Schlanger	Mr. Schlanger	Mr. Schlanger se	Mr. Schlanger
Additional 402(v) Disclosure	The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates and updated performance target projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.The total shareholder return and peer group total shareholder return are five-year cumulative returns assuming an initial fixed investment of $100 and that all dividends, if any, were reinvested.
(8)Adjusted EBITDA is a non-GAAP financial metric. We calculate Adjusted EBITDA as net income, adjusted to exclude depreciation and amortization; stock-based compensation expense; interest and other income, net; and provision for income taxes. The Company selected Adjusted EBITDA as the Company-Selected Measure because it is an important financial measure that helps link CAP to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used as a performance metric in both our annual bonus program and our long-term equity incentive program for our PSUs, which are eligible to be earned based on achievement of specific Adjusted EBITDA targets.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	222,092,000	198,760,000	187,076,000	125,690,000	67,347,000
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net bookings
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,599,975)	$ 0	$ 0	$ (67,568,600)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,388,355	0	0	39,410,940	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	809,756	(14,121,283)	4,879,355	(3,368,117)	5,284,970
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,520,110	(3,278,208)	1,295,263	(5,750,031)	6,555,805
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,409,987)	(5,872,570)	(324,669)	(8,766,978)	(4,777,735)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,628,130	3,205,690	328,179	5,604,053	3,820,260
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,427	(2,751,154)	938,008	(3,796,209)	1,617,046
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,165	(2,051,378)	501,605	(3,050,876)	1,950,757
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (1,178,937)